Long-Term Debt, net - Schedule Of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Long-Term Debt, net
Total long term debt net of deferred finance costs	$ 2,648,412	$ 2,740,396
Long-term Debt, Current Maturities, Total	272,408	269,979
Long-term Debt, Excluding Current Maturities, Total	2,376,004	2,470,417
Comprehensive Financing Plan exit fee accrued	17,256	15,501
Fair value hedged debt	140	433
Total long-term debt	2,676,874	2,775,378
Total long-term debt, Current portion	272,408	269,979
Total long-term debt, Long-term portion	2,404,466	2,505,399
Deferred finance costs, net	(28,462)	(34,982)
Deferred finance costs, Long-term portion	(28,462)	(34,982)
The Royal Bank of Scotland
Long-Term Debt, net
Total long term debt net of deferred finance costs	657,788	667,134
Long-term Debt, Current Maturities, Total	22,066	24,327
Long-term Debt, Excluding Current Maturities, Total	635,722	642,807
The Royal Bank of Scotland | January 2011 Credit Facility
Long-Term Debt, net
Total long term debt net of deferred finance costs	60,847	69,948
Long-term Debt, Current Maturities, Total	33,212	30,990
Long-term Debt, Excluding Current Maturities, Total	27,635	38,958
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Total long term debt net of deferred finance costs	627,818	627,818
Long-term Debt, Current Maturities, Total	876	50
Long-term Debt, Excluding Current Maturities, Total	626,942	627,768
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank | January 2011 Credit Facility
Long-Term Debt, net
Total long term debt net of deferred finance costs	56,934	69,562
Long-term Debt, Current Maturities, Total	39,352	37,901
Long-term Debt, Excluding Current Maturities, Total	17,582	31,661
HSH Nordbank
Long-Term Debt, net
Total long term debt net of deferred finance costs	16,762	21,208
Long-term Debt, Current Maturities, Total	9,204	9,006
Long-term Debt, Excluding Current Maturities, Total	7,558	12,202
The Export-Import Bank of Korea (KEXIM)
Long-Term Debt, net
Total long term debt net of deferred finance costs	3,020	8,204
Long-term Debt, Current Maturities, Total	3,020	8,204
The Export-Import Bank of Korea & ABN Amro
Long-Term Debt, net
Total long term debt net of deferred finance costs	39,984	45,609
Long-term Debt, Current Maturities, Total	11,250	11,250
Long-term Debt, Excluding Current Maturities, Total	28,734	34,359
Deutsche Bank
Long-Term Debt, net
Total long term debt net of deferred finance costs	167,419	169,921
Long-term Debt, Current Maturities, Total	5,882	5,338
Long-term Debt, Excluding Current Maturities, Total	161,537	164,583
Citi
Long-Term Debt, net
Total long term debt net of deferred finance costs	132,396	136,719
Long-term Debt, Current Maturities, Total	12,323	11,425
Long-term Debt, Excluding Current Maturities, Total	120,073	125,294
Credit Suisse
Long-Term Debt, net
Total long term debt net of deferred finance costs	194,457	199,373
Long-term Debt, Current Maturities, Total	11,953	11,978
Long-term Debt, Excluding Current Maturities, Total	182,504	187,395
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia
Long-Term Debt, net
Total long term debt net of deferred finance costs	223,470	228,999
Long-term Debt, Current Maturities, Total	15,388	13,509
Long-term Debt, Excluding Current Maturities, Total	208,082	215,490
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia | January 2011 Credit Facility
Long-Term Debt, net
Total long term debt net of deferred finance costs	14,977	20,582
Long-term Debt, Current Maturities, Total	12,840	14,244
Long-term Debt, Excluding Current Maturities, Total	2,137	6,338
Commerzbank-Credit Suisse-Golden Tree
Long-Term Debt, net
Total long term debt net of deferred finance costs	250,885	258,089
Long-term Debt, Current Maturities, Total	22,577	20,139
Long-term Debt, Excluding Current Maturities, Total	228,308	237,950
Sinosure CEXIM-Citi-ABN Amro Credit Facility
Long-Term Debt, net
Total long term debt net of deferred finance costs	111,870	122,040
Long-term Debt, Current Maturities, Total	20,340	20,340
Long-term Debt, Excluding Current Maturities, Total	91,530	101,700
Club Facility | January 2011 Credit Facility
Long-Term Debt, net
Total long term debt net of deferred finance costs	39,943	50,404
Long-term Debt, Current Maturities, Total	30,132	32,665
Long-term Debt, Excluding Current Maturities, Total	9,811	17,739
Citibank and Eurobank | January 2011 Credit Facility
Long-Term Debt, net
Total long term debt net of deferred finance costs	60,908	63,834
Long-term Debt, Current Maturities, Total	21,853	18,180
Long-term Debt, Excluding Current Maturities, Total	$ 39,055	$ 45,654